Convertible Preferred Stock - Summary of Preferred Stock (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Nov. 09, 2018	Dec. 31, 2017	Aug. 16, 2016	Apr. 15, 2016
Temporary Equity [Line Items]
PREFERRED STOCK AUTHORIZED (in shares)				17,289,895				17,289,895
PREFERRED STOCK ISSUED (in shares)				6,555,307				6,555,307
PREFERRED STOCK OUTSTANDING (in shares)				6,555,307				6,555,307
CARRYING VALUE				$ 19,941				$ 19,941
LIQUIDATION VALUE				$ 26,038				$ 24,238
COMMON STOCK ISSUABLE UPON CONVERSION (in shares)				6,555,307				6,555,307
Series A Preferred Stock
Temporary Equity [Line Items]
PREFERRED STOCK AUTHORIZED (in shares)	0			10,000,000				10,000,000				10,000,000
PREFERRED STOCK ISSUED (in shares)	0			4,607,652				4,607,652
PREFERRED STOCK OUTSTANDING (in shares)	0	0	4,607,652	4,607,652	4,607,652	4,607,652	4,607,652	4,607,652		4,607,652
CARRYING VALUE	$ 0	$ 0	$ 9,891	$ 9,891	$ 9,891	$ 9,891	$ 9,891	$ 9,891		$ 9,891
LIQUIDATION VALUE	$ 0			$ 12,271				$ 11,471
COMMON STOCK ISSUABLE UPON CONVERSION (in shares)				4,607,652				4,607,652
Series A-1 Preferred Stock
Temporary Equity [Line Items]
PREFERRED STOCK AUTHORIZED (in shares)	0			800,000				800,000			800,000
PREFERRED STOCK ISSUED (in shares)	0			368,612				368,612
PREFERRED STOCK OUTSTANDING (in shares)	0	0	368,612	368,612	368,612	368,612	368,612	368,612		368,612
CARRYING VALUE	$ 0	$ 0	$ 944	$ 944	$ 944	$ 944	$ 944	$ 944		$ 944
LIQUIDATION VALUE	$ 0			$ 1,171				$ 1,091
COMMON STOCK ISSUABLE UPON CONVERSION (in shares)				368,612				368,612
Series B-1 Preferred Stock
Temporary Equity [Line Items]
PREFERRED STOCK AUTHORIZED (in shares)	0			3,427,004				3,427,004	3,427,004
PREFERRED STOCK ISSUED (in shares)	0			1,579,043				1,579,043
PREFERRED STOCK OUTSTANDING (in shares)	0	0	1,579,043	1,579,043	1,579,043	1,579,043	1,579,043	1,579,043		0
CARRYING VALUE	$ 0	$ 0	$ 9,106	$ 9,106	$ 9,106	$ 9,106	$ 9,106	$ 9,106		$ 0
LIQUIDATION VALUE	$ 0			$ 12,596				$ 11,676
COMMON STOCK ISSUABLE UPON CONVERSION (in shares)				1,579,043				1,579,043
Series B-2 Preferred Stock
Temporary Equity [Line Items]
PREFERRED STOCK AUTHORIZED (in shares)				3,062,891				3,062,891	3,062,891
PREFERRED STOCK ISSUED (in shares)				0				0
PREFERRED STOCK OUTSTANDING (in shares)				0				0
CARRYING VALUE				$ 0				$ 0
LIQUIDATION VALUE				$ 0				$ 0
COMMON STOCK ISSUABLE UPON CONVERSION (in shares)				0				0